Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Capitalized R&D expenditures, beginning balance	€ 192.9	€ 1.7
R&D credits, beginning balance	60.8	70.5
Inventories, beginning balance	49.3	52.9
Deferred revenue, beginning balance	56.8	150.3
Accrued and other liabilities, beginning balance	73.4	40.5
Installation and warranty reserve, beginning balance	12.3	13.3
Tax effect carry-forward losses, beginning balance	12.5	8.5
Property, plant and equipment, beginning balance	32.8	19.4
Lease liabilities, beginning balance	8.1	0.0
Intangible fixed assets, beginning balance	129.8	48.7
Share-based payments, beginning balance	8.5	7.7
Other temporary differences, beginning balance	20.3	21.7
Total deferred tax assets, gross			€ 906.0	€ 657.5	€ 435.2
Valuation allowance, beginning balance	(73.6)	(79.2)
Deferred Tax Assets, Valuation Allowance	122.5	73.6
Deferred Tax Assets, Net of Valuation Allowance, Total			783.5	583.9	356.0
Capitalized R&D expenditures, Consolidated Statements of Operations	117.3	189.0
Capitalized R&D expenditures, Effect of changes in exchange rates	(23.1)	2.2
R&D & other credits, Consolidated Statements of Operations	63.7	(11.1)
R&D & other credits, Effect of changes in exchange rates	(7.3)	1.4
Inventories, Consolidated Statements of Operations	(9.0)	(0.2)
Inventories, Effect of changes in exchange rates	(3.1)	(3.4)
Deferred revenue, Consolidated Statements of Operations	70.8	(92.4)
Deferred revenue, Effect of changes in exchange rates	(2.4)	(1.1)
Accrued and other liabilities, Consolidated Statements of Operations	15.9	31.4
Accrued and other liabilities, Effect of changes in exchange rates	(5.3)	1.5
Installation and warranty reserve, Consolidated Statements of Operations	5.4	(1.3)
Installation and warranty reserve, Effect of changes in exchange rates	(1.3)	0.3
Tax effect carry-forward losses, Consolidated Statements of Operations	15.3	3.4
Tax effect carry-forward losses, Effect of changes in exchange rates	(0.7)	0.6
Property, plant and equipment, Consolidated Statements of Operations	(7.0)	9.0
Property, plant and equipment, Effect of changes in exchange rates	0.3	4.4
Lease liabilities, Consolidated Statements of Operations	(1.6)	8.1
Intangible fixed assets, Consolidated Statements of Operations	13.7	81.1
Share-based payments, Consolidated Statements of Operations	(0.6)	0.6
Share-based payments, Effect of changes in exchange rates	(0.7)	0.2
Other temporary differences, Consolidated Statements of Operations	1.9	(5.4)
Other temporary differences, Income tax recognized in shareholders' equity	0.6	6.1
Other temporary differences, Effect of changes in exchange rates	1.1	(2.1)
Total deferred tax assets, gross, Consolidated Statements of Operations	285.8	212.2
Total deferred tax assets, gross, Effect of changes in exchange rates	(42.5)	4.0
Total deferred tax assets, gross, Income tax recognized in shareholders' equity	0.6	6.1
Valuation allowance, Consolidated Statements of Operations	(56.9)	7.6
Valuation allowance, Effect of changes in exchange rates	8.0	(2.0)
Total deferred tax assets, net, Consolidated Statements of Operations	228.9	219.8
Total deferred tax assets, net, Effect of changes in exchange rates	(34.5)	2.0
Total deferred tax assets, net, Income tax recognized in shareholders' equity	0.6	6.1
Capitalized R&D expenditures, ending balance	287.1	192.9
R&D credits, ending balance	117.2	60.8
Inventories, ending balance	37.2	49.3
Deferred revenue, ending balance	125.2	56.8
Accrued and other liabilities, ending balance	87.8	73.4
Installation and warranty reserve, ending balance	16.4	12.3
Tax effect carry-forward losses, ending balance	27.1	12.5
Property, plant and equipment, ending balance	26.9	32.8
Lease liabilities, ending balance	6.5	8.1
Intangible fixed assets, ending balance	143.5	129.8
Share-based payments, ending balance	7.2	8.5
Other temporary differences, ending balance	23.9	20.3
Deferred tax liabilities:
Intangible fixed assets, beginning balance	(104.2)	(119.8)
Goodwill, beginning balance	(6.6)	0.0
Right-of-use assets, beginning balance	(8.1)	0.0
Property, plant and equipment, beginning balance	(15.3)	(25.7)
Deferred revenue, beginning balance	(13.1)	(0.1)
Borrowing costs long term debt, beginning balance	(1.5)	(1.5)
Other temporary differences, beginning balance	2.9	(15.1)
Total deferred tax liabilities			(149.9)	(145.9)	(162.2)
Net deferred tax assets (liabilities), beginning balance	438.0
Intangible fixed assets, Consolidated Statement of Operations	11.0	17.9
Intangible fixed assets, Effect of changes in exchange rates	8.2	(2.3)
Goodwill, Consolidated Statements of Operations	(9.0)	(6.6)
Right-of-use assets, Consolidated Statements of Operations	1.6	(8.1)
Property, plant and equipment, Consolidated Statements of Operations	10.9	9.8
Property, plant and equipment, Effect of changes in exchange rates	0.9	0.6
Deferred revenue, Consolidated Statements of Operations	(5.1)	(13.0)
Borrowing costs long term debt, Consolidated Statements of Operations	(0.1)	0.0
Other temporary differences, Other		7.4
Other, Consolidated Statements of Operations	(6.7)	12.4
Other, Effect of changes in exchange rates	0.8	(1.8)
Total deferred tax liabilities, Other		7.4
Total deferred tax liabilities, Consolidated Statements of Operations	2.6	12.4
Total deferred tax liabilities, Effect of changes in exchange rates	9.9	(3.5)
Net deferred tax assets (liabilities), other		7.4
Net deferred tax assets (liabilities), Consolidated Statements of Operations	231.5	232.2
Net deferred tax assets (liabilities), Effect of changes in exchange rates	(24.6)	(1.5)
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity	0.6	6.1
Intangible fixes assets, ending balance	93.9	104.2
Goodwill, ending balance	15.6	6.6
Right-of-use assets, ending balance	6.5	8.1
Property, Plant and Equipment, ending balance	5.4	15.3
Deferred revenue, ending balance	18.2	13.1
Borrowing costs long term debt, ending balance	1.6	1.5
Other temporary differences, ending balance	8.7	(2.9)
Net deferred tax assets (liabilities), ending balance	633.6	438.0
Deferred tax liabilities			(37.9)	(7.3)	(193.8)
Net deferred tax assets (liabilities)	438.0	€ 438.0	633.6	438.0
Berliner Glas
Deferred tax assets:
Total deferred tax assets, gross			4.6
Deferred Tax Assets, Net of Valuation Allowance, Total			4.6
Accrued and other liabilities, ending balance	3.8
Property, plant and equipment, ending balance	0.8
Deferred tax liabilities:
Total deferred tax liabilities			(16.5)
Intangible fixes assets, ending balance	8.9
Property, Plant and Equipment, ending balance	1.9
Other temporary differences, ending balance	€ 5.7
Deferred tax liabilities			(11.9)
Deferred tax assets – non-current
Deferred tax assets:
Deferred Tax Assets, Net of Valuation Allowance, Total			671.5	445.3	236.3
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities			€ (37.9)	€ (7.3)	€ (42.5)